SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Leases
2027	$ 1,310,523
2028	1,108,810
2029	1,190,756
2030	1,274,951
2031	1,274,951
Thereafter	10,091,358
Total future minimum lease payments	16,251,349
Less: imputed interest	(4,533,584)
Total	$ 11,717,765	$ 11,149,621